Concentration of Customers - Schedule of Revenues from Customers (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenues	$ 185,574	$ 198,938	$ 194,255	$ 176,110	$ 178,946	$ 161,578	$ 149,739	$ 95,589	$ 754,877	$ 585,852	$ 320,747
Sales Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues									$ 754,877	$ 585,852	$ 320,747
Percentage of Total									100.00%	100.00%	100.00%
Sales Revenues [Member] | Customer 1 - GE [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues									$ 379,941	$ 312,495	$ 234,795
Percentage of Total									50.30%	53.30%	73.20%
Sales Revenues [Member] | Customer 2 - Vestas [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues									$ 152,106	$ 50,031
Percentage of Total									20.10%	8.50%
Sales Revenues [Member] | Customer 3 - Nordex/Acciona [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues									$ 131,775	$ 154,927	$ 69,383
Percentage of Total									17.50%	26.50%	21.60%
Sales Revenues [Member] | Customer 4 - Gamesa [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues									$ 81,463	$ 60,544	$ 13,501
Percentage of Total									10.80%	10.30%	4.20%
Sales Revenues [Member] | Other [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues									$ 9,592	$ 7,855	$ 3,068
Percentage of Total									1.30%	1.40%	1.00%